Interests in Resource Properties - Additional Information (Details) - Interest in an iron ore development project - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in Resource Properties
Expected future minimum sublease payments receivable	$ 3,250
Percentage of pre tax discount rate	10.39%	13.18%	8.08%
Reversal of non cash impairment loss	$ 0	$ 0	$ 0